TREASURY STOCK (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares
Treasure stock
Amount of convertible notes early converted		$ 18,366,377	¥ 118,973,720		¥ 400,610,842
Treasury stock, shares		3,577,357		3,323,262		3,577,357	3,323,262	3,777,087
Treasury stock at cost		$ 366,316,863		$ 259,000,000		¥ 2,372,927,372	¥ 1,605,630,913	$ 256,000,000
2012 Convertible Senior Notes
Treasure stock
Amount of convertible notes early converted | $	$ 45,500,000	$ 16,500,000		$ 61,600,000
Stock delivered to the notes holders (in shares)	588,219	244,466	244,466	846,131	846,131
Treasury stock, shares		3,323,262				3,323,262